Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 601,621	¥ 357,938	¥ 207,743
Downward adjustments and impairments	23,886	11,002	5,345
Upward adjustments	¥ 13,880	¥ 13,764	¥ 13,015